27 Benefits offered to team members (Tables)	12 Months Ended
Dec. 31, 2019
Benefits Offered To Team Members
Schedule of short-term benefits
27.1.	Short-term benefits

	2019	2018	2017

Health care	181,466	162,338	140,553
Private pension	90,687	84,525	67,008
Transport	67,761	64,714	58,825
Feeding	35,677	33,537	30,916
Life insurance	7,997	5,964
Training	26,261	27,463	18,285
Other	12,164	12,307	16,173
	422,013	390,848	331,760

Schedule of defined benefit obligations
(i)	Amounts in balance sheet

	2019	2018
Defined benefit
Novamont Braskem America	80,593	68,904
Braskem Idesa	11,408
Braskem Alemanha and Netherlands	153,564	114,705
	245,565	183,609
Health care
Bradesco saúde	224,852	90,679

Total obligations	470,417	274,288

Fair value of plan assets
Novamont Braskem America	(79,784)	(66,073)
Braskem Alemanha	(1,558)	(1,842)
	(81,342)	(67,915)

Consolidated net balance (non-current liabilities)	389,075	206,373

Schedule of changes in defined benefit obligations
(ii)	Change in obligations

	2019	2018	2017

Balance at beginning of year	274,366	240,190	201,516
Health care	5,817	7,446	11,334
Current service cost	8,233	5,842	5,058
Interest cost	14,796	4,906	4,139
Benefits paid	(4,677)	(3,845)	(3,399)
Change plan	4,948	1,391
Actuarial losses (gain)	161,250	(3,713)	9,661
Exchange variation	5,684	22,149	11,881
Balance at the end of the year	470,417	274,366	240,190

Schedule of changes in fair value plan assets
(iii)	Change in fair value plan assets

	2019	2018	2017

Balance at beginning of year	67,993	46,415	39,380
Actual return on plan assets	14,329	(3,200)	5,115
Employer contributions	285	20,544	4,069
Benefits paid	(3,966)	(3,712)	(2,915)
Exchange variation	2,701	7,868	766
Balance at the end of the year	81,342	67,915	46,415

Schedule of amounts recognized in profit and loss
(iv)	Amounts recognized in profit and loss

	2019	2018	2017

Health care	5,817	7,446	11,334
Current service cost	8,233	5,842	5,058
Interest cost	14,796	4,906	4,139
Actuarial losses		2,077	6,041
	28,846	20,271	26,572

Schedule of actuarial assumptions

Actuarial assumptions

	(%)
	2019					2018				2017
	Health	United				Health	United			Health	United
	insurance	States	Mexico	Germany	Netherlands	insurance	States	Germany	Netherlands	insurance	States	Germany	Netherlands

Discount rate	3.60	3.35	7.25	2.00	2.00	5.03	4.45	2.00	2.00	5.45	3.70	2.00	2.00
Inflation rate	4.00	n/a	4.00	2.00	2.00	4.50	n/a	2.00	2.00	4.50	n/a	n/a	n/a
Expected return on plan assets	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in future salary levels	n/a	n/a	5.00	3.00	3.00	n/a	n/a	3.00	3.00	n/a	n/a	2.50	2.50
Rate of increase in future pension plan	n/a	n/a	n/a	1.75	1.75	n/a	n/a	1.75	1.75	n/a	n/a	1.75	1.75
Aging factor	2.50	n/a	n/a	n/a	n/a	2.50	n/a	n/a	n/a	2.50	n/a	n/a	n/a
Medical inflation	3.50	n/a	n/a	n/a	n/a	3.50	n/a	n/a	n/a	3.50	n/a	n/a	n/a
Duration	15.32	n/a	n/a	n/a	n/a	19.66	n/a	n/a	n/a	18.84	n/a	n/a	n/a

Schedule of sensitivity analysis
(vi)	Sensitivity analysis

	Impact on the defined benefit obligation
	Premise change					Premise increase					Premise reduction
	Health	United				Health	United				Health	United
	insurance	States	Mexico	Germany	Netherlands	insurance	States	Mexico	Germany	Netherlands	insurance	States	Mexico	Germany	Netherlands
Discount rate	1.0%	1.0%	1.0%	0.5%	0.5%	27,923	8,999	1,040	15,037	766	(34,866)	(11,012)	(1,246)	(16,701)	(852)
Real medical inflation	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in future salary levels	n/a	n/a	n/a	0.5%	0.5%	n/a	n/a	n/a	9,033	460	n/a	n/a	n/a	(8,519)	(434)
Rate of increase in future pension plan	1%	n/a	n/a	0.25%	0.25%	(5,559)	n/a	n/a	4,452	227	5,559	n/a	n/a	(4,320)	(220)
Life expectancy	1%	n/a	n/a	1 year	1 year	42,480	n/a	n/a	3,819	195	(33,494)	n/a	n/a	(3,986)	(203)
Mortality rate	n/a	10%	n/a	n/a	n/a	n/a	2,554	n/a	n/a	n/a	n/a	(2,814)	n/a	n/a	n/a

										Health insurance - Impact on cost of services and interests costs
										Premise change		Premise increase		Premise reduction
										Cost of	Iterests	Cost of	Iterests	Cost of	Iterests
										services	costs	services	costs	services	costs
Discount rate										1.0%	1.0%	739	157	(967)	(41)
Life expectancy										1.0%	1.0%	614	3,290	(511)	(2,594)
Rate of increase in future pension plan										1.0%	1.0%	116	430	(116)	(430)